Financial and capital risk management - Derivative Financial Investments (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about hedging instruments [line items]
Derivative financial instruments, net	R$ (27,663)	R$ (27,340)
Commodity futures contracts (R$)
Disclosure of detailed information about hedging instruments [line items]
Derivative financial instruments, net	1,199	(21,772)
Currency futures contracts (US$)
Disclosure of detailed information about hedging instruments [line items]
Derivative financial instruments, net	(6,666)	3,860
Currency swap (US$)
Disclosure of detailed information about hedging instruments [line items]
Derivative financial instruments, net	0	9,212
Interest rate swap (CDI)
Disclosure of detailed information about hedging instruments [line items]
Derivative financial instruments, net	R$ (22,196)	R$ (18,640)